Income Taxes - Deferred tax assets and liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Deferred tax assets:
Net operating loss carryforwards	$ 24,501
Investment in Inspirato LLC	7,514
Start-up Costs	1,161
Total Deferred tax assets	33,176
Valuation allowance	(33,176)
Uncertain tax positions	0
Interest and penalties assessed	0
U.S. federal
Deferred tax assets:
Net operating loss carryovers	101,000
Net operating loss carryforwards subject to expiration	65,000
State
Deferred tax assets:
Net operating loss carryovers	$ 71,000